FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2017
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 12 – Fair value measurement:

Teva’s financial instruments consist mainly of cash and cash equivalents, investment in securities, current and non-current receivables, short-term debt, current and non-current payables, contingent consideration, senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables and payables approximates their carrying value. The fair value of term loans and bank facilities mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

  Financial instruments measured at fair value

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of June 30, 2017 and December 31, 2016 are classified in the tables below in one of the three categories described above:

	June 30, 2017
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$5	$-	$-	$5
Cash deposits and other	594	-	-	594
Investment in securities:
Equity securities	185	-	-	185
Structured investment vehicles	-	93	-	93
Other, mainly debt securities	14	-	18	32
Derivatives:
Asset derivatives - options and forward contracts	-	17	-	17
Asset derivatives - interest rate and cross currency swaps	-	60	-	60
Liabilities derivatives - options and forward contracts	-	(21)	-	(21)
Liabilities derivatives - cross currency swaps	-	(45)	-	(45)
Contingent consideration*	-	-	(918)	(918)

Total	$798	$104	$(900)	$2

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$24	$-	$-	$24
Cash deposits and other	964	-	-	964
Investment in securities:
Equity securities	842	-	-	842
Structured investment vehicles	-	89	-	89
Other, mainly debt securities	14	-	17	31
Derivatives:
Asset derivatives - options and forward contracts	-	10	-	10
Asset derivatives - cross-currency swaps	-	88	-	88
Liability derivatives - options and forward contracts	-	(17)	-	(17)
Liability derivatives - interest rate swaps	-	(2)	-	(2)
Contingent consideration*	-	-	(828)	(828)

Total	$1,844	$168	$(811)	$1,201

* Contingent consideration represents either liabilities or assets recorded at fair value in connection with acquisitions.

Teva determined the fair value of the liability for the contingent consideration based on a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration is based on several factors, such as: the cash flows projected from the success of unapproved product candidates; the probability of success for product candidates including risks associated with uncertainty regarding achievement and payment of milestone events; the time and resources needed to complete the development and approval of product candidates; the life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S. and Europe and the risk adjusted discount rate for fair value measurement.

The contingent consideration is evaluated quarterly or more frequently if circumstances dictate. Changes in the fair value of contingent consideration are recorded in earnings.

Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes to the contingent consideration liability.

The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	Six months ended June 30, 2017	Year ended December 31, 2016

	U.S. $ in millions
Fair value at the beginning of the period	$(811)	$(811)
Investment in debt securities	-	16
Translation differences	(17)	18
Additional contingent consideration resulting from:
Actavis Generics transaction	-	(302)
Adjustments to provisions for contingent consideration:
Actavis Generics transaction	(22)	-
Labrys transaction	(36)	(6)
Eagle transaction	(102)	(179)
MicroDose transaction	-	(8)
Cephalon transaction	(1)	(12)
Nupathe transaction	-	122
Settlement of contingent consideration:
Labrys transaction	1	25
Eagle transaction	88	115
Cephalon transaction	-	205
Gecko transaction	-	6

Fair value at the end of the period	$(900)	$(811)

b. Financial instruments not measured at fair value

Financial instruments measured on a basis other than fair value mostly consist of senior notes and convertible senior debentures and are presented in the table below in terms of fair value:

	Estimated fair value*
	June 30,	December 31,
	2017	2016

	U.S. $ in millions

Senior notes included under long-term liabilities	$27,688	$26,456
Senior notes and convertible senior debentures included under short-term debt	554	569

Total	$28,242	$27,025

* The fair value was estimated based on quoted market prices, where available.

c. Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the table below:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

June 30, 2017	$315	$282	$59	$26
December 31, 2016	$986	$985	$44	$43